AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Recognized Amortization Expense in Other Revenues and Cost and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Favorable gas gathering contracts
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ (389)	$ (338)
Unfavorable Gas Gathering Contract
Finite Lived Intangible Assets [Line Items]
Amortization expense	540	201
Contract intangibles
Finite Lived Intangible Assets [Line Items]
Amortization expense	8,551	8,854
Rights-of-way
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 1,527	$ 1,503